Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and deposits in bank	$ 46,479	$ 70,787
Time deposits	235,570	143,267
Repurchase agreements	32,253	18,125
Total cash and cash equivalents	314,302	232,179
Restricted cash	54,688	54,876
Total cash ,cash equivalents, and restricted cash	$ 368,990	$ 287,055	$ 415,523	$ 369,211